Description of Organization, Business Operations, and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Organization, Business Operations, and Going Concern [Abstract]
Date of incorporation	Mar. 12, 2021
Cash	$ 372,165	$ 39,938
Working capital deficit	$ 35,499,089